Other assets and liabilities F.4.1. Current provisions and other liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Deferred revenue	$ 96	$ 93
Customer deposits	12	13
Current legal provisions	8	12
Tax payables	72	61
Customer and MFS distributor cash balances	45	47
Withholding tax on payments to third parties	22	15
Other current liabilities	119	64
Total	374	305
Provision for tax risk not related to income tax	$ 15	$ 8